UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: August 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREFX Tax-Efficient Equity Fund –
.
TEEFX Tax-Efficient Equity Fund–
.
I Class
T. ROWE PRICE Tax-Efficient Equity Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.
T. ROWE PRICE Tax-Efficient Equity Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended August 31,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets in the U.S. were resilient as economic growth remained positive and corporate earnings results came in stronger than expected.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and helped drive the momentum in the equity market. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the communication services, information technology, and consumer discretionary sectors were all lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
In terms of economic news, inflation remained a primary concern for both investors and policymakers. Price increases moderated during the period but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by period-end, the highest level since March 2001.
In the fixed income market, U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S. government debt from the highest level, AAA, to
AA+ along with expectations for higher levels of borrowing by the Treasury
Department. The yield on the benchmark 10-year note climbed to 4.36% in mid-August, its highest intraday level since late 2007, before falling back to
4.09% by month-end.
Despite rising yields, returns were positive across most fixed income sectors as investors benefited from the higher coupons that have become available over the past year as well as increasing hopes that the economy might be able to avoid a recession. Tax-exempt municipal bonds were supported by limited issuance in the sector as well as generally strong balance sheets at the state and local level.
T. ROWE PRICE Tax-Efficient Equity Fund

Global economies and markets have shown surprising resilience in 2023, but considerable uncertainty remains as the impact of the Fed’s rate hikes has yet to be fully felt in the economy. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President
T. ROWE PRICE Tax-Efficient Equity Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
as of 8/31/23
Tax-Efficient
Equity Fund
Russell
3000
Growth
Index
Information Technology 43.0% 41.7%
Consumer Discretionary 13.6 15.8
Communication Services 10.4 10.9
Health Care 10.4 11.5
Financials 9.5 6.4
Industrials and Business
Services 7.5 6.7
Consumer Staples 2.9 4.3
Materials 1.1 0.9
Energy 0.9 0.8
Real Estate 0.6 0.9
Utilities 0.0 0.1
Other and Reserves 0.1 0.0
Total 100.0% 100.0%
T. ROWE PRICE Tax-Efficient Equity Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
8/31/23
Apple 10.1%
Microsoft 9.7
Alphabet 6.1
NVIDIA 5.6
Amazon.com 4.6
Visa 3.2
Meta Platforms 2.6
Mastercard 2.1
Eli Lilly 2.0
UnitedHealth Group 1.6
Tesla 1.3
KLA 1.2
Home Depot 1.0
Synopsys 1.0
Intuit 0.9
Accenture 0.9
Adobe 0.8
PepsiCo 0.8
O'Reilly Automotive 0.8
S&P Global 0.7
McKesson 0.7
Hilton Worldwide Holdings 0.6
ServiceNow 0.6
Monolithic Power Systems 0.6
Amphenol 0.6
Total 60.1%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.
T. ROWE PRICE Tax-Efficient Equity Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
T. ROWE PRICE Tax-Efficient Equity Fund

TAX-EFFICIENT EQUITY FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,201.70 $4.59
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.96   4.22
I Class
Actual   1,000.00   1,202.30   3.82
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.67   3.51
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.83%, and
the
2
I Class was 0.69%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 44.43 $ 52.30 $ 51.35 $ 36.51 $ 32.86 $ 30.34
Investment activities
Net investment
income (loss)
(1)(2)
—
(3)
0.01 (0.14) (0.06) 0.06 0.07
Net realized and
unrealized gain/loss 8.96 (7.51) 2.36 15.91 3.80 2.83
Total from
investment activities 8.96 (7.50) 2.22 15.85 3.86 2.90
Distributions
Net investment
income — — — (0.02) (0.06) (0.05)
Net realized gain — (0.37) (1.27) (0.99) (0.15) (0.34)
Total distributions — (0.37) (1.27) (1.01) (0.21) (0.39)
Redemption fees
added to paid-in
capital
(1)(4)
— — — — —
(3)
0.01
NET ASSET VALUE
End of period $ 53.39 $ 44.43 $ 52.30 $ 51.35 $ 36.51 $ 32.86
T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(5)
20.17% (14.32)% 4.01% 43.53% 11.73% 9.70%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.83%
(6)
0.85% 0.76% 0.78% 0.79% 0.81%
Net expenses after
waivers/payments
by Price Associates 0.83%
(6)
0.85% 0.76% 0.78% 0.78% 0.77%
Net investment
income (loss) (0.01)%
(6)
0.03% (0.25)% (0.14)% 0.17% 0.21%
Portfolio turnover rate 11.4% 21.2% 9.6% 25.7% 22.9% 12.1%
Net assets, end of
period (in thousands) $300,542 $250,733 $412,425 $628,056 $540,648 $356,635
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
The fund charged redemption fees through March 31, 2019.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 44.53 $ 52.39 $ 51.40 $ 36.50 $ 32.85 $ 30.35
Investment activities
Net investment
income (loss)
(1)(2)
0.03 0.09 (0.07) (0.02) 0.09 0.10
Net realized and
unrealized gain/loss 8.98 (7.53) 2.33 15.93 3.80 2.81
Total from
investment activities 9.01 (7.44) 2.26 15.91 3.89 2.91
Distributions
Net investment
income — (0.05) — (0.02) (0.09) (0.07)
Net realized gain — (0.37) (1.27) (0.99) (0.15) (0.34)
Total distributions — (0.42) (1.27) (1.01) (0.24) (0.41)
NET ASSET VALUE
End of period $ 53.54 $ 44.53 $ 52.39 $ 51.40 $ 36.50 $ 32.85
T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(3)
20.23% (14.18)% 4.08% 43.71% 11.82% 9.70%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.70%
(4)
0.70% 0.68% 0.69% 0.70% 0.73%
Net expenses after
waivers/payments
by Price Associates 0.69%
(4)
0.69% 0.68% 0.69% 0.69% 0.69%
Net investment
income (loss) 0.14%
(4)
0.19% (0.12)% (0.05)% 0.26% 0.31%
Portfolio turnover rate 11.4% 21.2% 9.6% 25.7% 22.9% 12.1%
Net assets, end of
period (in thousands) $551,990 $454,269 $429,930 $144,127 $78,366 $58,744
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
T. ROWE PRICE Tax-Efficient Equity Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 10.4%
Entertainment 0.9%
Electronic Arts  8,500 1,020
Endeavor Group Holdings, Class A  (1) 6,100 134
Netflix  (1) 10,400 4,510
ROBLOX, Class A  (1) 11,500 325
Spotify Technology  (1) 9,856 1,517
Take-Two Interactive Software  (1) 1,152 164
7,670
Interactive Media & Services 8.8%
Alphabet, Class C  (1) 376,080 51,654
Match Group  (1) 14,012 657
Meta Platforms, Class A  (1) 74,200 21,955
Pinterest, Class A  (1) 12,000 330
74,596
Media 0.6%
Omnicom Group  10,300 834
Trade Desk, Class A  (1) 52,300 4,186
5,020
Wireless Telecommunication Services 0.1%
T-Mobile U.S.  (1) 6,773 923
923
Total Communication Services 88,209
CONSUMER DISCRETIONARY 13.6%
Automobile Components 0.0%
Aptiv (1) 1,410 143
Mobileye Global, Class A  (1)(2) 3,000 107
250
Automobiles 1.4%
Ferrari  2,240 712
Tesla  (1) 44,175 11,400
12,112
Broadline Retail 4.9%
Amazon.com (1) 281,860 38,899
Coupang  (1) 29,500 560
Etsy  (1) 500 37
Global-e Online  (1)(2) 1,800 71
MercadoLibre  (1) 1,600 2,196
Ollie's Bargain Outlet Holdings  (1) 1,192 92
41,855
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Distributors 0.1%
Genuine Parts  500 77
Pool  2,281 834
911
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions  (1) 700 66
Duolingo  (1) 500 74
Service Corp. International  12,880 813
953
Hotels, Restaurants & Leisure 2.9%
Airbnb, Class A  (1) 13,472 1,772
Booking Holdings  (1) 1,007 3,127
Caesars Entertainment  (1) 800 44
Chipotle Mexican Grill  (1) 2,600 5,009
Churchill Downs  1,700 213
Darden Restaurants  2,100 326
Domino's Pizza  3,337 1,293
DoorDash, Class A  (1) 6,000 505
DraftKings, Class A  (1) 11,500 341
Hilton Worldwide Holdings  36,500 5,426
Hyatt Hotels, Class A  (2) 500 56
MGM Resorts International  40,400 1,777
Restaurant Brands International  (2) 15,802 1,097
Royal Caribbean Cruises  (1) 1,300 129
Starbucks  20,275 1,976
Vail Resorts  300 68
Wingstop  900 145
Wynn Resorts  1,300 132
Yum! Brands  12,500 1,617
25,053
Household Durables 0.1%
NVR (1) 150 957
957
Specialty Retail 3.4%
AutoZone (1) 1,204 3,048
Burlington Stores  (1) 900 146
Chewy, Class A  (1)(2) 4,000 96
Five Below  (1) 5,300 911
Floor & Decor Holdings, Class A  (1)(2) 1,000 100
Home Depot  25,840 8,535
O'Reilly Automotive  (1) 7,053 6,628
RH  (1) 200 73
Ross Stores  11,200 1,364
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
TJX  32,077 2,967
Tractor Supply  (2) 12,252 2,677
Ulta Beauty  (1) 5,400 2,241
Williams-Sonoma  (2) 900 127
28,913
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica  (1) 8,960 3,416
NIKE, Class B  24,749 2,517
Skechers USA, Class A  (1) 3,500 176
6,109
Total Consumer Discretionary 117,113
CONSUMER STAPLES 2.9%
Beverages 2.0%
Brown-Forman, Class B  4,712 312
Celsius Holdings  (1) 2,500 490
Constellation Brands, Class A  8,000 2,084
Diageo, ADR  (2) 28,100 4,655
Keurig Dr Pepper  24,615 828
Monster Beverage  (1) 33,456 1,921
PepsiCo  38,800 6,903
17,193
Consumer Staples Distribution & Retail 0.6%
BJ's Wholesale Club Holdings  (1) 14,500 977
Casey's General Stores  500 122
Dollar General  16,248 2,250
Dollar Tree  (1) 1,000 123
Performance Food Group  (1) 22,500 1,398
4,870
Food Products 0.2%
Hershey  9,583 2,059
2,059
Household Products 0.0%
Church & Dwight  919 89
89
Personal Care Products 0.1%
elf Beauty  (1) 1,800 250
Estee Lauder, Class A  4,400 706
Kenvue  5,431 125
1,081
Total Consumer Staples 25,292
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY 0.9%
Energy Equipment & Services 0.1%
Halliburton  27,000 1,043
Noble  1,500 79
1,122
Oil, Gas & Consumable Fuels 0.8%
APA  6,000 263
Cheniere Energy  9,100 1,485
Coterra Energy  15,000 423
Devon Energy  29,100 1,487
Diamondback Energy  2,100 319
Hess  3,200 494
Magnolia Oil & Gas, Class A  3,000 68
Matador Resources  1,000 64
Pioneer Natural Resources  8,200 1,951
6,554
Total Energy 7,676
FINANCIALS 9.5%
Banks 0.0%
NU Holdings, Class A  (1) 25,000 171
171
Capital Markets 2.6%
Ares Management, Class A  4,600 476
BlackRock  2,100 1,471
Blue Owl Capital  43,479 519
Cboe Global Markets  6,679 1,000
Charles Schwab  15,583 922
CME Group  7,310 1,482
FactSet Research Systems  1,100 480
LPL Financial Holdings  4,600 1,061
MarketAxess Holdings  3,760 906
Moody's  4,961 1,671
Morningstar  200 46
MSCI  6,100 3,316
S&P Global  15,437 6,034
Tradeweb Markets, Class A  28,140 2,432
21,816
Financial Services 6.2%
Apollo Global Management  31,000 2,708
Block, Class A  (1) 10,500 605
Euronet Worldwide  (1) 700 61
Fiserv  (1) 22,000 2,671
FleetCor Technologies  (1) 6,100 1,658
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Mastercard, Class A  43,700 18,032
Toast, Class A  (1) 3,000 66
Visa, Class A  110,800 27,221
WEX  (1) 667 131
53,153
Insurance 0.7%
Arthur J Gallagher  6,500 1,498
Assurant  800 112
Globe Life  1,400 156
Hartford Financial Services Group  19,800 1,422
Marsh & McLennan  12,500 2,437
Ryan Specialty Group Holdings  (1) 3,700 181
5,806
Total Financials 80,946
HEALTH CARE 10.4%
Biotechnology 1.5%
Alnylam Pharmaceuticals  (1) 2,301 455
Apellis Pharmaceuticals  (1)(2) 2,100 89
Argenx, ADR  (1) 433 218
Ascendis Pharma, ADR  (1) 200 20
BioMarin Pharmaceutical  (1) 1,513 138
BioNTech, ADR  (1) 7,528 910
Blueprint Medicines  (1) 19 1
Exact Sciences  (1) 2,300 192
Genmab, ADR  (1) 24,588 941
Incyte  (1) 1,359 88
Karuna Therapeutics  (1) 1,000 188
Legend Biotech, ADR  (1) 2,500 173
Moderna  (1) 1,000 113
Neurocrine Biosciences  (1) 1,945 212
Regeneron Pharmaceuticals  (1) 4,200 3,471
Sarepta Therapeutics  (1) 1,700 206
Vertex Pharmaceuticals  (1) 14,199 4,946
12,361
Health Care Equipment & Supplies 1.3%
Align Technology  (1) 2,800 1,036
Dexcom  (1) 32,360 3,268
Globus Medical, Class A  (1) 2,400 130
IDEXX Laboratories  (1) 2,262 1,157
Inspire Medical Systems  (1) 700 159
Insulet  (1) 1,700 326
Intuitive Surgical  (1) 8,991 2,811
Lantheus Holdings  (1) 1,600 110
Masimo  (1) 1,500 171
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Penumbra  (1) 1,300 344
ResMed  2,900 463
Shockwave Medical  (1) 3,700 815
STERIS  865 199
Teleflex  400 85
11,074
Health Care Providers & Services 3.3%
Acadia Healthcare  (1) 1,300 100
agilon health  (1)(2) 4,000 71
Cencora  600 106
Elevance Health  7,747 3,424
HCA Healthcare  4,100 1,137
Humana  3,053 1,410
McKesson  13,500 5,566
Molina Healthcare  (1) 7,514 2,330
Tenet Healthcare  (1) 1,500 116
UnitedHealth Group  28,600 13,630
27,890
Health Care Technology 0.2%
Veeva Systems, Class A  (1) 7,692 1,605
1,605
Life Sciences Tools & Services 1.7%
Agilent Technologies  12,508 1,514
Bio-Rad Laboratories, Class A  (1) 100 40
Bio-Techne  5,500 431
Bruker  3,600 236
Charles River Laboratories International  (1) 1,000 207
Danaher  6,400 1,696
Illumina  (1) 500 83
IQVIA Holdings  (1) 4,000 891
Mettler-Toledo International  (1) 2,013 2,443
Repligen  (1) 3,200 556
Thermo Fisher Scientific  8,019 4,467
West Pharmaceutical Services  4,900 1,994
14,558
Pharmaceuticals 2.4%
Eli Lilly  30,100 16,682
Zoetis  18,568 3,537
20,219
Total Health Care 87,707
INDUSTRIALS & BUSINESS SERVICES 7.5%
Aerospace & Defense 0.9%
Axon Enterprise  (1) 5,500 1,171
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
BWX Technologies  1,400 103
HEICO  (2) 1,800 304
Hexcel  1,300 95
Howmet Aerospace  4,000 198
L3Harris Technologies  3,617 644
Northrop Grumman  3,700 1,603
TransDigm Group  (1) 3,428 3,098
7,216
Air Freight & Logistics 0.1%
Expeditors International of Washington  1,000 117
United Parcel Service, Class B  4,500 762
879
Building Products 0.3%
A.O. Smith  1,400 102
Advanced Drainage Systems  1,000 128
Allegion  1,700 193
Carrier Global  1,600 92
Fortune Brands Innovations  1,800 124
Trane Technologies  8,400 1,724
Trex  (1) 2,700 193
2,556
Commercial Services & Supplies 1.6%
Cintas  8,300 4,185
Clean Harbors  (1) 3,100 525
Copart  (1) 74,800 3,353
RB Global  2,000 123
Republic Services  6,500 937
Rollins  21,000 831
Waste Connections  24,210 3,317
13,271
Construction & Engineering 0.2%
Quanta Services  8,300 1,742
Valmont Industries  700 177
WillScot Mobile Mini Holdings  (1) 3,400 140
2,059
Electrical Equipment 0.5%
AMETEK  1,687 269
Eaton  10,500 2,419
Hubbell  3,100 1,011
Rockwell Automation  2,972 927
4,626
Ground Transportation 1.3%
Canadian Pacific Kansas City  21,188 1,682
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
JB Hunt Transport Services  400 75
Landstar System  600 114
Old Dominion Freight Line  4,867 2,080
Uber Technologies  (1) 68,000 3,212
Union Pacific  16,200 3,573
10,736
Industrial Conglomerates 0.1%
Roper Technologies  1,842 919
919
Machinery 0.6%
Cummins  3,663 843
Deere  9,347 3,841
Graco  1,200 95
IDEX  425 96
Middleby  (1) 700 102
Otis Worldwide  1,000 85
Toro  1,800 184
Westinghouse Air Brake Technologies  800 90
5,336
Passenger Airlines 0.0%
Alaska Air Group  (1) 1,300 54
United Airlines Holdings  (1) 1,300 65
119
Professional Services 1.2%
Automatic Data Processing  9,500 2,419
Booz Allen Hamilton Holding  1,626 184
Broadridge Financial Solutions  7,461 1,389
Ceridian HCM Holding  (1)(2) 2,063 150
Equifax  4,714 974
FTI Consulting  (1) 500 93
KBR  2,900 178
Paychex  5,300 648
Paycom Software  5,148 1,518
Paycor HCM  (1)(2) 487 11
Paylocity Holding  (1) 2,000 401
SS&C Technologies Holdings  1,700 98
TransUnion  2,600 211
Verisk Analytics  7,681 1,861
10,135
Trading Companies & Distributors 0.7%
Fastenal  27,600 1,589
Ferguson  10,600 1,713
SiteOne Landscape Supply  (1) 1,200 206
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
United Rentals  2,800 1,334
Watsco  (2) 3,268 1,191
6,033
Total Industrials & Business Services 63,885
INFORMATION TECHNOLOGY 42.6%
Communications Equipment 0.6%
Arista Networks  (1) 17,400 3,397
Motorola Solutions  6,500 1,843
5,240
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A  57,386 5,072
CDW  11,015 2,326
Keysight Technologies  (1) 2,418 322
Littelfuse  393 105
TE Connectivity  700 93
Zebra Technologies, Class A  (1) 246 67
7,985
IT Services 1.8%
Accenture, Class A  23,836 7,717
Cloudflare, Class A  (1) 6,100 397
EPAM Systems  (1) 400 104
Gartner  (1) 7,600 2,658
Globant  (1) 100 20
MongoDB  (1) 4,100 1,563
Shopify, Class A  (1) 35,000 2,327
Snowflake, Class A  (1) 3,546 556
VeriSign  (1) 192 40
15,382
Semiconductors & Semiconductor Equipment 11.2%
Advanced Micro Devices  (1) 37,051 3,917
Analog Devices  18,575 3,376
Enphase Energy  (1) 7,600 962
Entegris  21,860 2,214
First Solar  (1) 700 132
KLA  21,100 10,589
Lam Research  4,260 2,992
Lattice Semiconductor  (1) 24,354 2,369
Marvell Technology  41,300 2,406
Microchip Technology  58,822 4,814
MKS Instruments  500 50
Monolithic Power Systems  9,912 5,166
NVIDIA  96,000 47,381
ON Semiconductor  (1) 29,500 2,905
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Onto Innovation  (1) 600 83
QUALCOMM  34,575 3,960
Silicon Laboratories  (1) 400 54
Skyworks Solutions  1,007 109
Taiwan Semiconductor Manufacturing, ADR  21,800 2,040
Teradyne  3,000 324
95,843
Software 18.0%
Adobe (1) 12,500 6,992
ANSYS  (1) 2,000 638
AppLovin, Class A  (1) 500 22
Atlassian, Class A  (1) 5,391 1,100
Autodesk  (1) 7,791 1,729
Bentley Systems, Class B  5,949 297
BILL Holdings  (1) 4,592 529
Cadence Design Systems  (1) 18,789 4,518
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719  (1)(3)(4) 422 450
Confluent, Class A  (1) 6,000 199
Crowdstrike Holdings, Class A  (1) 14,054 2,291
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82  (1)(3)(4) 5,133 376
Datadog, Class A  (1) 12,663 1,222
Descartes Systems Group  (1) 1,700 127
DoubleVerify Holdings  (1) 1,900 64
Dynatrace  (1) 6,448 311
Fair Isaac  (1) 700 633
Fortinet  (1) 83,000 4,997
HubSpot  (1) 1,600 874
Informatica, Class A  (1) 1,000 21
Intuit  14,500 7,856
Manhattan Associates  (1) 6,900 1,398
Microsoft  252,125 82,637
Monday.com  (1) 1,000 177
nCino  (1) 500 16
Palo Alto Networks  (1) 18,800 4,574
Procore Technologies  (1) 1,200 81
PTC  (1) 8,100 1,192
Salesforce  (1) 22,595 5,004
Samsara, Class A  (1) 32,000 876
ServiceNow  (1) 8,800 5,182
Snyk, Acquisition Date: 9/3/21, Cost $144  (1)(3)(4) 10,031 102
Socure, Acquisition Date: 12/22/21, Cost $159  (1)(3)(4) 9,912 54
Synopsys  (1) 17,828 8,181
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52  (1)(3)(4) 4,598 20
Tyler Technologies  (1) 6,294 2,508
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Workday, Class A  (1) 14,500 3,545
Workiva  (1)(2) 487 55
Zscaler  (1) 15,000 2,341
153,189
Technology Hardware, Storage & Peripherals 10.1%
Apple  457,000 85,857
Pure Storage, Class A  (1) 3,000 110
Super Micro Computer  (1) 800 220
86,187
Total Information Technology 363,826
MATERIALS 1.1%
Chemicals 0.7%
Air Products & Chemicals  2,400 709
Albemarle  500 99
CF Industries Holdings  2,000 154
Linde  4,600 1,780
PPG Industries  2,600 369
RPM International  1,300 130
Sherwin-Williams  9,314 2,531
5,772
Construction Materials 0.2%
Vulcan Materials  9,000 1,964
1,964
Containers & Packaging 0.1%
Avery Dennison  1,082 204
Ball  1,500 82
Sealed Air  2,200 81
367
Metals & Mining 0.1%
BHP Group, ADR  (2) 12,000 690
Steel Dynamics  2,000 213
903
Total Materials 9,006
REAL ESTATE 0.6%
Industrial Real Estate Investment Trusts 0.0%
Rexford Industrial Realty, REIT  500 27
27
Real Estate Management & Development 0.2%
CoStar Group  (1) 16,380 1,343
1,343
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  10,900 730
730
Retail Real Estate Investment Trusts 0.0%
Simon Property Group, REIT  2,000 227
227
Specialized Real Estate Investment Trusts 0.3%
CubeSmart, REIT  19,600 818
Lamar Advertising, Class A, REIT  10,200 930
SBA Communications, REIT  2,900 651
2,399
Total Real Estate 4,726
UTILITIES 0.0%
Independent Power & Renewable Electricity Producer 0.0%
Vistra  2,000 63
Total Utilities 63
Total Common Stocks (Cost $391,768) 848,449
CONVERTIBLE PREFERRED STOCKS 0.4%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137  (1)(3)(4) 16,937 90
Total Health Care 90
INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43  (1)(3)(4) 25 27
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223  (1)(3)
(4) 15,573 1,139
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252  (1)(3)(4) 4,257 312
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818  (1)(3)
(4) 11,136 815
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186  (1)(3)
(4) 6,806 26
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523  (1)(3)(4) 8,757 315
Snyk, Series F, Acquisition Date: 9/3/21, Cost $240  (1)(3)(4) 16,810 171
Socure, Series A, Acquisition Date: 12/22/21, Cost $194  (1)(3)(4) 12,046 66
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159  (1)(3)(4) 9,887 54
Socure, Series B, Acquisition Date: 12/22/21, Cost $3  (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368  (1)(3)(4) 22,915 126
T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141  (1)(3)(4) 28,431 125
Total Information Technology 3,177
Total Convertible Preferred Stocks (Cost $3,287) 3,267
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40%  (5)(6) 337,744 338
Total Short-Term Investments (Cost $338) 338
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.40%  (5)(6) 10,111,747 10,112
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 10,112
Total Securities Lending Collateral (Cost $10,112) 10,112
Total Investments in Securities
101.1% of Net Assets
(Cost $405,505) $ 862,166
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at August 31, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,269 and represents 0.5% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 15++
Totals $ —# $ — $ 15+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 7,761  ¤   ¤ $ 10,450
Total $ 10,450^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $15 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,450.
T. ROWE PRICE Tax-Efficient Equity Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $405,505) $ 862,166
Receivable for investment securities sold 1,409
Dividends receivable 697
Receivable for shares sold 395
Other assets 45
Total assets 864,712
Liabilities
Obligation to return securities lending collateral 10,112
Payable for investment securities purchased 1,205
Investment management fees payable 447
Payable for shares redeemed 313
Due to affiliates 34
Other liabilities 69
Total liabilities 12,180
NET ASSETS $ 852,532
Net Assets Consist of:
Total distributable earnings (loss) $ 458,377
Paid-in capital applicable to 15,939,420 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 394,155
NET ASSETS $ 852,532
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $300,542; Shares outstanding: 5,629,561) $ 53.39
I Class
(Net assets: $551,990; Shares outstanding: 10,309,859) $ 53.54
T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $9) $ 3,242
Securities lending 9
Total income 3,251
Expenses
Investment management 2,506
Shareholder servicing
Investor Class $ 195
I Class 39 234
Prospectus and shareholder reports
Investor Class 16
I Class 7 23
Custody and accounting 100
Registration 31
Legal and audit 15
Proxy and annual meeting 14
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (29)
Total expenses 2,904
Net investment income 347
Realized and Unrealized Gain / Loss –
Net realized gain on securities 11,558
Change in net unrealized gain / loss on securities 130,493
Net realized and unrealized gain / loss 142,051
INCREASE IN NET ASSETS FROM OPERATIONS
$ 142,398
T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 347 $ 956
Net realized gain (loss) 11,558 (7,401)
Change in net unrealized gain / loss 130,493 (113,384)
Increase (decrease) in net assets from operations 142,398 (119,829)
Distributions to shareholders
Net earnings
Investor Class – (2,148)
I Class – (4,239)
Decrease in net assets from distributions – (6,387)
Capital share transactions
*
Shares sold
Investor Class 17,688 40,068
I Class 29,807 148,920
Distributions reinvested
Investor Class – 2,003
I Class – 3,657
Shares redeemed
Investor Class (18,059) (148,653)
I Class (24,304) (57,132)
Increase (decrease) in net assets from capital share
transactions 5,132 (11,137)
T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Net Assets
Increase (decrease) during period 147,530 (137,353)
Beginning of period 705,002 842,355
End of period $ 852,532 $ 705,002
*Share information (000s)
Shares sold
Investor Class 355 883
I Class 605 3,178
Distributions reinvested
Investor Class – 47
I Class – 85
Shares redeemed
Investor Class (368) (3,172)
I Class (497) (1,268)
Increase (decrease) in shares outstanding 95 (247)
T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Equity Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks. The fund has two classes of shares: the
Tax-Efficient Equity Fund (Investor Class) and the Tax-Efficient Equity Fund–I Class
(I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from
T. ROWE PRICE Tax-Efficient Equity Fund

securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following
T. ROWE PRICE Tax-Efficient Equity Fund

functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than
T. ROWE PRICE Tax-Efficient Equity Fund

one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
T. ROWE PRICE Tax-Efficient Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 847,447 $ — $ 1,002 $ 848,449
Convertible Preferred Stocks — — 3,267 3,267
Short-Term Investments 338 — — 338
Securities Lending Collateral 10,112 — — 10,112
Total $ 857,897 $ — $ 4,269 $ 862,166
T. ROWE PRICE Tax-Efficient Equity Fund

Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At August 31, 2023, the value of loaned securities was
$9,719,000; the value of cash collateral and related investments was $10,112,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $95,363,000 and $90,086,000, respectively, for the six months ended
August 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2023, the fund had $9,951,000 of available capital loss carryforwards.
At August 31, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $405,875,000. Net unrealized gain aggregated $456,291,000 at period-end, of which $459,660,000 related to appreciated investments and $3,369,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the
T. ROWE PRICE Tax-Efficient Equity Fund

extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2023, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended August 31, 2023 as indicated in the table below and remain subject to repayment by the fund. Including this amount, expenses
T. ROWE PRICE Tax-Efficient Equity Fund

previously waived/paid by Price Associates in the amount of $95,000 remain subject to repayment by the fund at August 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
August 31, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates and $96,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
August 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 06/30/25
(Waived)/repaid during the period ($000s) $(29)
T. ROWE PRICE Tax-Efficient Equity Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2023, this reimbursement amounted to $6,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
T. ROWE PRICE Tax-Efficient Equity Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 5,945,735 80,214
Mark J. Parrell 5,877,278 136,739
Kellye L. Walker 5,930,310 94,901
Eric L. Veiel 5,904,174 122,855
T. ROWE PRICE Tax-Efficient Equity Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
T. ROWE PRICE Tax-Efficient Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for
T. ROWE PRICE Tax-Efficient Equity Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE Tax-Efficient Equity Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense
Group) and first quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE Tax-Efficient Equity Fund

account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE Tax-Efficient Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
T. ROWE PRICE Tax-Efficient Equity Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F136-051 10/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2023